Consolidated Statements of Operations - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Formation and operating costs	$ 125,096			$ 3,105	$ 262,226	$ 244,568
Loss from operations	(125,096)			(3,105)	(262,226)	(244,568)
Other Income
Interest earned on investments held in trust account	941,850				1,865,342	1,729,358
Total other income	941,850				1,865,342	1,729,358
Net income	$ 816,754			$ (3,105)	$ 1,603,116	$ 1,484,790
Redeemable Ordinary Shares [Member]
Other Income
Basic weighted average ordinary shares outstanding, non-redeemable ordinary shares	6,900,000				6,900,000	3,819,156
Diluted weighted average ordinary shares outstanding, non-redeemable ordinary shares	6,900,000				6,900,000	3,819,156
Basic net loss per share, non-redeemable ordinary shares	$ 0.12				$ 0.24	$ 1.12
Diluted net loss per share, non-redeemable ordinary shares	$ 0.12				$ 0.24	$ 1.12
Non Redeemable Ordinary Shares [Member]
Other Income
Basic weighted average ordinary shares outstanding, non-redeemable ordinary shares						2,095,943
Diluted weighted average ordinary shares outstanding, non-redeemable ordinary shares	2,266,500	1,680,000	[1]	1,656,774 [1]	2,266,500	2,095,943
Basic net loss per share, non-redeemable ordinary shares	$ (0.01)			$ (0.002)	$ (0.03)	$ (1.32)
Diluted net loss per share, non-redeemable ordinary shares	$ (0.01)			$ (0.002)	$ (0.03)	$ (1.32)

[1]	Excludes an aggregate of up to 225,000 ordinary shares subject to forfeiture depending on the extent to which the over-allotment option is exercised by the underwriters (see Notes 5 and 7). On July 17, 2023, the underwriters fully exercised the over-allotment option.